SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, DC  20549

                           FORM 12b-25


                                     Commission File Number:______________

                  NOTIFICATION OF LATE FILING

(Check  One): [X] Form 10-K   [ ] Form 11-K  [ ]  Form 20-F
              [ ] Form 10-Q   [ ] Form N-SAR

    For Period Ended:   December 31, 2003
                     -----------------------

[ ] Transition Report on Form 10-K     [ ] Transition Report on Form 10-Q
[ ] Transition Report on Form 20-F     [ ] Transition Report on Form N-SAR
[ ] Transition Report on Form 11-K

    For the Transition Period Ended:______________________

      Read attached instruction sheet before preparing form.
Please print or type.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:



                             PART I
                     REGISTRANT INFORMATION


Full name of registrant:   AMERICAN SPORTS DEVELOPMENT GROUP, INC.

-------------------------------------------------------------------------

Former name if applicable:  AMERICAN INFLATABLES, INC.

-------------------------------------------------------------------------

Address of principal executive office (Street and number):

     155 VERDEN ROAD

-------------------------------------------------------------------------

City, state and zip code:

     GREENVILLE, SOUTH CAROLINA  29607


-------------------------------------------------------------------------


                             PART II
                     RULE 12b-25 (b) AND (c)

       If   the   subject  report  could  not  be  filed  without
unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.
(Check box if appropriate.)

        (a)  The  reasons described in reasonable detail in  Part
        III of this form could not be eliminated without unrea sonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

        (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                            PART III
                            NARRATIVE

     State below in reasonable detail the reasons why the Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.
(Attach extra sheets if needed.)

    Registrant has experienced extreme difficulty in preparing its financial statements due to the significant downsizing of the registrant and the resulting lack of qualified accounting personnel. In addition, Registrant is attempting to determine the appropriate accounting treatment of certain issues for its primary subsidiary, which is presently in Chapter 7 bankruptcy proceedings, and its two remaining subsidiaries, one or both of which may be treated as discontinued operations.


                             PART IV
                        OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

  Rick Fairbanks            (864)                672-2734
      (Name)             (Area Code)         (Telephone Number)

-------------------------------------------------------------------------


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s):

                                        [X]  Yes    [ ]  No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                        [X]  Yes    [ ]  No

    The Registrant's largest subsidiary, which accounted for approximately 97% of total revenues, filed for Chapter 11 bankruptcy in July, 2003. This filing was converted to Chapter 7 in November, 2003. Total revenues are estimated to be approximately $5.5 million, down from approximately $19.5million for the prior calender year. Earnings are estimated to be a loss of $1.8 million for the year ended December 31, 2003.


     If  so:   attach an explanation of the anticipated  change,
both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


             AMERICAN SPORTS DEVELOPMENT GROUP, INC.
          (Name of Registrant as Specified in Charter)
-------------------------------------------------------------------------


Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: March 31, 2004            By:/s/ Rick Fairbanks
                                   --------------------------------------
                                   Rick Fairbanks, President